SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Less: valuation allowance	$ (693,185)	$ (380,167)
Depreciation		(15,574)
Deferred tax liabilities, net		(15,574)
UNITED STATES
Net operating loss carry forwards in Malaysia	284,959	153,061
Less: valuation allowance	(285,000)	(130,000)
MALAYSIA
Net operating loss carry forwards in Malaysia	408,226	227,106
Less: valuation allowance	$ (408,000)	$ (217,000)